Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
	Jul. 02, 2022	Apr. 02, 2022	Jul. 03, 2021	Apr. 03, 2021	Jul. 02, 2022	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (25,649)	$ (40,547)	$ (21,830)	$ (21,206)	$ (36,593)	$ (66,196)	$ (43,036)
Less: Loss attributable to noncontrolling interests	(13,931)				(19,947)	(49,478)
Less: Net loss attributable to noncontrolling interests	(2,009)				(2,875)
Net loss attributable to QualTek Services Inc.	(11,718)		$ (21,830)		(16,646)	$ (16,718)	$ (43,036)	$ (110,426)	$ (98,087)
Net loss attributable to Class A and B common shareholders, diluted	(23,640)				(33,718)
Less: Loss attributable to participating securities	(1,084)				(1,549)
Net loss attributable to Class A Units (basic)								(112,064)	(101,374)
Less: Loss attributable to participating securities	(1,134)				(1,622)
Net loss attributable to Class A and B common shareholders, diluted	$ (22,506)				$ (32,096)			$ 112,064	$ 101,374
Denominator:
Basic weighted average common units outstanding	22,171,350		11,923,941		22,171,350		11,797,013	11,859,955	10,989,751
Continuing operations - basic	$ (0.48)		$ (1.75)		$ (0.68)		$ (3.52)	$ (8.70)	$ (8.87)
Add: Weighted-average Class B common shares if converted to Class A common shares outstanding (excluding Earnout Voting shares)	22,827,398				22,827,398
Weighted average Class A and B common shares outstanding, diluted								11,859,955.00	10,989,751.00
Continuing operations - diluted	$ (0.50)		$ (1.75)		$ (0.71)		$ (3.52)	$ (8.70)	$ (8.87)
Net loss - diluted	$ (0.50)				$ (0.71)			(9.45)	(9.22)
Net loss - basic								$ (9.45)	$ (9.22)
Class A Common Stock
Numerator:
Net loss attributable to Class A Units (basic)	$ (10,634)		$ (22,568)		$ (15,097)		$ (44,674)
Denominator:
Weighted average Class A common shares outstanding, basic	24,446,284				24,446,284
Weighted average Class A common shares outstanding	24,446,284		11,923,941		24,446,284		11,797,013
Less: weighted average unvested Blocker Owner Earnout Shares outstanding, basic	(2,274,934)				(2,274,934)
Less: weighted average unvested Blocker Owner Earnout Shares outstanding	(2,274,934)				(2,274,934)
Basic weighted average common units outstanding	22,171,350				22,171,350
Continuing operations - basic			$ (1.75)				$ (3.52)
Weighted average Class A and B common shares outstanding, diluted	44,998,748		11,923,941		44,998,748		11,797,013
Continuing operations - diluted	$ (1.73)						$ (3.52)